UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2007

DATE OF REPORTING PERIOD:  MARCH 31, 2007

Item 1.  Reports to Stockholders

		The semi-annual report to stockholders follows

[First Investors Logo]

INCOME FUNDS


CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME


SEMI-ANNUAL REPORT
March 31, 2007

Portfolio Manager's Letter
Bond Market Overview
FIRST INVESTORS INCOME FUNDS

Dear Investor:

The U.S. economy grew at a moderate 2.5% pace in the fourth quarter of 2006, before slowing to 1.3% in the first quarter of this year. The economy battled two headwinds during the review period. First, the housing market declined with starts down 23% year-over-year. Second, capital expenditures unexpectedly slowed in part due to the housing market but also as corporations -- despite healthy profits -- pared back large-scale purchases. As has been the case for the past several years, the consumer sector continued to support the economy. With the unemployment rate in March matching the cycle low of 4.4% and personal income growing over 5% annually, consumers felt comfortable spending despite the weak housing market and higher gas prices.

Inflation remained somewhat elevated during the review period. The consumer price index rose 2.8%. The more closely watched "core" consumer price index -- which excludes food and energy -- rose 2.5%, up from 2.1% a year ago.

The Federal Reserve (the "Fed") remained concerned about inflation, which was above its 1% to 2% comfort zone. Despite this concern, the Fed left the benchmark federal funds rate unchanged over the past six months. The Fed stated that it believed that moderating economic growth would lead to lower inflation later this year and therefore it would probably not need to raise interest rates further.

In large part because of the Fed's inactivity, market rates ended the review period little changed. The two-year U.S. Treasury note yield fell from 4.69% at the beginning of the period to 4.58%, and the ten-year U.S. Treasury note yield moved from 4.63% to 4.65%. The bond market did experience some volatility, especially in late February and early March in response to a sell-off in the Chinese stock market and subprime housing concerns. But generally the market traded in a tight range with low volatility.

In this environment, riskier assets generally had the best performance. Specifically, the high yield sector provided the highest returns as default rates remained at historically low levels. Among the higher quality bond sectors, mortgage-backed bonds had the best returns, reflecting their relatively high yield in a low volatility environment. Investment grade corporate bonds had moderate returns, while U.S. government securities tended to underperform due to the slight rise in long-term interest rates. Money market yields were little changed, reflecting the fact that the Fed kept short-term rates unchanged during the review period.

FIRST INVESTORS INCOME FUNDS


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

May 1, 2007

This Market Overview is not part of the Funds' financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund's Expenses
FIRST INVESTORS INCOME FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only),a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2006, and held for the entire six-month period ended March 31, 2007. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with these costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account     Expenses Paid
                                                    Value          Value      During Period
                                                  (10/1/06)      (3/31/07)  (10/1/06-3/31/07)*
----------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                           $1,000.00       $1,022.60        $4.03
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,020.94        $4.03
----------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                           $1,000.00       $1,018.79        $7.80
Hypothetical
  (5% annual return before expenses)             $1,000.00       $1,017.20        $7.80
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Corporate Notes                                      57.5%
Floating Rate Notes                                  16.4%
U.S. Government Agency Obligations                   15.7%
Certificates of Deposit                               7.7%
Bankers' Acceptances                                  2.7%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total value of investments.


Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Amount
                                                                                                                   Invested
                                                                                                                   For Each
          Principal                                                                   Interest                   $10,000 of
             Amount     Security                                                          Rate*          Value   Net Assets
---------------------------------------------------------------------------------------------------------------------------
                        CORPORATE NOTES--57.0%
             $3,080M    Abbott Laboratories, 4/17/07 +                                    5.23%     $3,072,380         $148
              7,000M    Anheuser-Busch Cos., Inc., 5/1/07 +                               5.18       6,968,641          337
              6,900M    Archer-Daniels-Midland Co., 5/8/07 +                              5.20       6,861,951          331
                        ChevronTexaco Funding Corp.:
              1,500M      4/18/07                                                         5.20       1,496,082           72
              2,500M      5/3/07                                                          5.21       2,488,041          120
              1,105M    Cleveland Electric Illuminating Co. &
                          Toledo Edison Co., 7/1/07 (Ambac Ins.)                          5.65       1,109,025           54
                        Coca Cola Co.:
              5,000M      5/14/07 +                                                       5.20       4,968,199          240
              2,510M      6/1/07 +                                                        5.21       2,487,442          120
              5,000M    General Electric Capital Corp., 4/12/07                           5.22       4,991,225          241
                        Hershey Foods Corp.:
              3,000M      4/20/07 +                                                       5.18       2,991,310          145
              4,000M      5/25/07 +                                                       5.19       3,968,247          192
              7,750M    Johnson & Johnson, 6/14/07 +                                      5.18       7,666,135          370
                        McDonald's Corp.:
                500M      4/30/07                                                         5.32         500,022           24
              1,400M      8/15/07                                                         5.26       1,392,252           67
                        McGraw-Hill Cos., Inc.:
              2,350M      4/30/07                                                         5.26       2,339,698          113
              2,900M      5/3/07                                                          5.25       2,886,042          139
              6,000M    Merrill Lynch & Co., Inc., 4/5/07                                 5.21       5,995,621          290
              8,750M    Minnesota Mining &
                          Manufacturing Co., 5/29/07                                      5.17       8,675,615          419
              6,500M    National Rural Utilities Cooperative
                          Finance Corp., 4/10/07                                          5.24       6,490,496          314
              7,800M    Paccar Financial Corp., 4/9/07                                    5.23       7,789,683          376
              4,000M    Pitney Bowes, Inc., 4/20/07 +                                     5.24       3,988,354          193
              5,000M    Procter & Gamble International
                          Funding, SCA  5/22/07 +                                         5.23       4,962,140          240
                        Prudential Funding Corp.:
              3,000M      4/20/07                                                         5.20       2,991,302          144
              5,000M      5/17/07                                                         5.21       4,965,951          240
              8,000M    Toyota Motor Credit Corp., 4/24/07                                5.22       7,971,945          385
                        Wal-Mart Stores, Inc.:
              5,000M      4/10/07 +                                                       5.16       4,992,752          241
              3,000M      7/12/07                                                         5.27       2,991,540          145
---------------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $118,002,091)                                                 118,002,091        5,700
---------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2007
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Amount
                                                                                                                   Invested
                                                                                                                   For Each
          Principal                                                                   Interest                   $10,000 of
             Amount     Security                                                          Rate*          Value   Net Assets
---------------------------------------------------------------------------------------------------------------------------
                        FLOATING RATE NOTES--16.2%
             $3,900M    Advanced Packaging Corp., 10/1/36
                          (LOC; Fifth Third Bank)                                         5.35%     $3,900,000         $188
              2,750M    Bank of New York, 11/19/07                                        5.31       2,749,802          133
              3,000M    Federal Home Loan Bank, 3/14/08                                   5.27       3,000,000          145
              4,000M    Genesys Medsports, LLC, 1/1/27
                          (LOC; Fifth Third Bank)                                         5.35       4,000,000          193
              8,310M    International Business Machines Corp.,
                          6/28/07                                                         5.35       8,311,214          401
              1,500M    Merrill Lynch & Co., Inc., 5/29/07                                5.33       1,500,000           72
              2,000M    US Bank, NA, 9/10/07                                              5.37       2,000,715           97
              3,100M    Wachovia Bank, NA, 11/30/07                                       5.31       3,100,821          150
              5,000M    Wachovia Corp., 11/8/07                                           5.43       5,003,760          242
---------------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $33,566,312)                                               33,566,312        1,621
---------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT AGENCY
                        OBLIGATIONS--15.6%
                        Fannie Mae:
                859M      4/18/07                                                         5.39         858,096           41
              1,200M      6/22/07                                                         5.15       1,199,090           58
              2,356M      8/1/07                                                          5.15       2,348,384          113
                900M      1/18/08                                                         5.29         898,879           43
                        Federal Home Loan Bank:
              2,500M      4/20/07                                                         5.24       2,496,913          121
              1,000M      4/27/07                                                         5.34         999,756           48
              2,150M      4/30/07                                                         5.23       2,146,088          104
                900M      6/22/07                                                         5.15         897,637           43
              1,000M      7/30/07                                                         5.47         995,219           48
                500M      9/14/07                                                         5.20         497,662           24
              2,000M      11/14/07                                                        5.22       2,000,000           97
              1,020M      11/27/07                                                        5.33       1,007,945           49
              5,000M      12/14/07                                                        5.25       5,000,000          241
              3,300M      1/23/08                                                         5.31       3,298,651          159
              1,385M      1/30/08                                                         5.23       1,366,087           66
              5,000M      2/28/08                                                         5.22       5,000,000          242
              1,295M    Freddie Mac, 4/13/07                                              5.15       1,295,000           63
---------------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $32,305,407)                                                                                32,305,407        1,560
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Amount
                                                                                                                   Invested
                                                                                                                   For Each
          Principal                                                                   Interest                   $10,000 of
             Amount     Security                                                          Rate*          Value   Net Assets
---------------------------------------------------------------------------------------------------------------------------
                        CERTIFICATES OF DEPOSIT--7.6%
             $7,700M    Citibank, NA, 5/15/07                                             5.31%     $7,700,000         $372
              8,000M    Marshall & Ilsley Bank, 5/10/07                                   5.30       7,999,611          386
---------------------------------------------------------------------------------------------------------------------------
Total Value of Certificates of Deposit (cost $15,699,611)                                           15,699,611          758
---------------------------------------------------------------------------------------------------------------------------
                        BANKERS' ACCEPTANCES--2.7%
              5,594M    Bank of America, NA, 6/4/07
                          (cost $5,541,590)                                               5.18       5,541,590          268
---------------------------------------------------------------------------------------------------------------------------
Total Value of Investments
  (cost $205,115,011) ++                                                                  99.1%    205,115,011        9,907
Other Assets, Less Liabilities                                                              .9       1,923,494           93
---------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                               100.0%   $207,038,505      $10,000
===========================================================================================================================

 * The interest rates shown are the effective rates at the time of the purchase by the Fund. The interest rates shown on the floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2007.

 + Security exempt from registration under Section 4(2) of the Securities
   Act of 1933 (see Note 4).

++ Aggregate cost for federal income tax purpose is the same.

See notes to financial statements


Fund Expenses
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account     Expenses Paid
                                                    Value          Value      During Period
                                                  (10/1/06)      (3/31/07)   (10/1/06-3/31/07)*
------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00        $1,024.57       $5.55
Hypothetical
  (5% annual return before expenses)              $1,000.00        $1,019.45       $5.54
------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00        $1,020.83       $9.22
Hypothetical
  (5% annual return before expenses)              $1,000.00        $1,015.81       $9.20
------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.83% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
BY SECTOR

(BAR CHART DATA:)

Government National Mortgage Association             88.6%
Fannie Mae                                            9.9%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total value of investments.


Portfolio of Investments
GOVERNMENT FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        MORTGAGE-BACKED CERTIFICATES--97.0%
                        Fannie Mae--9.8%
            $20,129M    5.5%, 4/1/2033--9/1/2035                                                 $19,959,784         $978
-------------------------------------------------------------------------------------------------------------------------
                        Government National Mortgage
                        Association I Program--87.2%
             31,119M    5%, 5/15/2033 - 1/15/2037                                                 30,316,458        1,485
             55,201M    5.5%, 3/15/2033 - 2/15/2037                                               54,977,243        2,694
             59,302M    6%, 3/15/2031 - 8/15/2036                                                 60,189,218        2,949
             22,247M    6.5%, 10/15/2028 - 8/15/2036                                              22,953,884        1,125
              6,107M    7%, 4/15/2032 - 8/15/2035                                                  6,399,309          313
              3,016M    7.5%, 7/15/2023 - 6/15/2034                                                3,145,852          154
-------------------------------------------------------------------------------------------------------------------------
                                                                                                 177,981,964        8,720
-------------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $199,951,963)                                  197,941,748        9,698
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM U.S. GOVERNMENT
                        OBLIGATIONS--1.4%
                        U.S. Treasury Bills:
              2,500M      5.05%, 4/19/07                                                           2,493,335          122
                450M      5.125%, 4/19/07                                                            448,781           22
-------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
  (cost $2,942,116)                                                                                2,942,116          144
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $202,894,079)                                           98.4%   200,883,864        9,842
Other Assets, Less Liabilities                                                            1.6      3,223,032          158
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%  $204,106,896      $10,000
=========================================================================================================================

See notes to financial statements


Fund Expenses
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with these costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account     Expenses Paid
                                                    Value          Value      During Period
                                                  (10/1/06)      (3/31/07)   (10/1/06-3/31/07)*
------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00       $1,024.46        $5.55
Hypothetical
  (5% annual return before expenses)              $1,000.00       $1,019.45        $5.54
------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00       $1,020.75        $9.22
Hypothetical
  (5% annual return before expenses)              $1,000.00       $1,015.81        $9.20
------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.83% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                                           21.9%
Consumer Staples                                     11.7%
Industrials                                          11.0%
U.S. Government Obligations                           8.2%
Mortgage Backed Securities                            6.8%
Utilities                                             6.5%
U.S. Government Agency Obligations                    6.1%
Materials                                             5.6%
Consumer Discretionary                                5.2%
Health Care                                           3.8%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total market value of investments.

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS--73.0%
                        Aerospace/Defense--2.1%
             $2,000M    Boeing Co., 7.25%, 2025                                                   $2,374,626          $87
                        Honeywell International, Inc.:
              1,050M      7.5%, 2010                                                               1,120,146           41
                975M      6.125%, 2011                                                             1,017,496           37
                400M    Precision Castparts Corp., 5.6%, 2013                                        402,674           15
                717M    TRW, Inc., 7.125%, 2009                                                      736,994           27
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,651,936          207
-------------------------------------------------------------------------------------------------------------------------
                        Automotive--.6%
              1,700M    Daimler Chrysler NA Holdings Corp.,
                          5.75%, 2009                                                              1,721,366           63
-------------------------------------------------------------------------------------------------------------------------
                        Chemicals--3.1%
              1,700M    Air Products & Chemicals, Inc., 4.125%, 2010                               1,644,753           61
              1,700M    Cabot Corp., 5.25%, 2013 +                                                 1,667,426           61
              3,500M    DuPont (E.I.) de Nemours & Co., 5.6%, 2036                                 3,346,276          123
              1,800M    Praxair, Inc., 5.375%, 2016                                                1,806,602           66
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,465,057          311
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Durables--.6%
              1,650M    Black & Decker Corp., 5.75%, 2016                                          1,657,743           61
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Non-Durables--1.4%
                710M    Colgate-Palmolive Co., 5.98%, 2012                                           739,240           27
              1,600M    Newell Rubbermaid, Inc., 6.75%, 2012                                       1,690,138           62
              1,350M    Procter & Gamble Co., 4.85%, 2015                                          1,313,303           48
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,742,681          137
-------------------------------------------------------------------------------------------------------------------------
                        Energy--3.3%
              1,700M    Anadarko Petroleum Corp., 5.95%, 2016                                      1,706,630           63
                850M    Kinder Morgan Finance Co., 5.35%, 2011                                       838,194           31
              2,000M    Nexen, Inc., 5.05%, 2013                                                   1,945,580           71
              2,000M    Northern Border Pipeline Co., 7.1%, 2011                                   2,129,264           78
              2,220M    Phillips Petroleum Co., 7.125%, 2028                                       2,283,004           84
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,902,672          327
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Financial--6.8%
               $875M    American General Finance Corp., 8.125%, 2009                                $934,185          $34
                900M    Caterpillar Financial Services Corp., 4.6%, 2014                             862,123           32
                        ERAC USA Finance Enterprise Co.:
              1,775M      7.35%, 2008 +                                                            1,807,632           66
              1,170M      8%, 2011 +                                                               1,278,909           47
              2,363M    Ford Motor Credit Co., 9.75%, 2010 +                                       2,490,857           92
                        General Electric Capital Corp.:
                700M      8.5%, 2008                                                                 726,854           27
              2,500M      5.45%, 2013                                                              2,535,262           93
              2,625M    General Motors Acceptance Corp., 7.75%, 2010                               2,696,033           99
              1,200M    Health Care Property Investors, Inc., 6%, 2017                             1,206,161           44
              1,825M    Household Finance Corp., 6.5%, 2008                                        1,861,449           68
              2,000M    International Lease Finance Corp., 5.625%, 2013                            2,041,304           75
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  18,440,769          677
-------------------------------------------------------------------------------------------------------------------------
                        Financial Services--12.0%
              2,000M    Bank of America Corp., 7.4%, 2011                                          2,156,746           79
              2,000M    Citigroup, Inc., 6%, 2033                                                  1,995,934           73
              2,100M    Endurance Specialty Holdings, Ltd., 7%, 2034                               2,128,474           78
              1,200M    First Union National Bank, 7.8%, 2010                                      1,291,976           47
              1,000M    Fleet Capital Trust II, 7.92%, 2026                                        1,039,931           38
                600M    GATX Financial Corp., 5.5%, 2012                                             601,784           22
              2,300M    Goldman Sachs Group, Inc., 6.45%, 2036                                     2,344,047           86
                625M    Greenpoint Bank, 9.25%, 2010                                                 705,372           26
              2,420M    Hibernia Corp., 5.35%, 2014                                                2,363,454           87
              1,880M    Independence Community Bank Corp.,
                          4.9%, 2010                                                               1,859,692           68
              2,000M    JPMorgan Chase & Co., 5.25%, 2015                                          1,983,708           73
              1,700M    Lehman Brothers Holdings, Inc., 5.75%, 2011                                1,735,266           64
              2,625M    MetLife, Inc., 6.4%, 2036                                                  2,571,411           94
              1,200M    National City Bank of Pennsylvania,
                          7.25%, 2011                                                              1,301,537           48
              1,505M    Nationsbank Corp., 7.8%, 2016                                              1,757,068           65
              1,298M    Republic NY Corp., 7.75%, 2009                                             1,362,359           50
              2,000M    Royal Bank of Scotland Group PLC, 5%, 2014                                 1,955,980           72
                900M    US Bank NA, 6.3%, 2014                                                       951,638           35
              2,565M    Washington Mutual Bank, 5.95%, 2013                                        2,621,027           96
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  32,727,404        1,201
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Food/Beverage/Tobacco--3.8%
             $2,860M    Altria Group, Inc., 7%, 2013                                              $3,110,024         $114
                910M    Bottling Group, LLC, 5%, 2013                                                897,231           33
              1,980M    Bunge Limited Finance Corp., 5.875%, 2013                                  1,976,949           72
              1,745M    ConAgra Foods, Inc., 6.75%, 2011                                           1,845,076           68
              1,000M    Pepsi Bottling Group, Inc., 7%, 2029                                       1,133,541           42
              1,225M    UST, Inc., 7.25%, 2009                                                     1,275,246           47
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  10,238,067          376
-------------------------------------------------------------------------------------------------------------------------
                        Food/Drug--1.7%
              1,550M    Delhaize America, Inc., 8.125%, 2011                                       1,703,188           62
              2,000M    Kroger Co., 6.75%, 2012                                                    2,118,864           78
                700M    Safeway, Inc., 6.5%, 2011                                                    727,901           27
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   4,549,953          167
-------------------------------------------------------------------------------------------------------------------------
                        Forest Products/Containers--.6%
              1,725M    Sappi Papier Holding AG, 6.75%, 2012 +                                     1,741,653           64
-------------------------------------------------------------------------------------------------------------------------
                        Gaming/Leisure--2.2%
              1,423M    Hilton Hotels Corp., 7.2%, 2009                                            1,487,035           55
              2,000M    International Speedway Corp., 4.2%, 2009                                   1,955,462           72
                750M    MGM Mirage, Inc., 8.5%, 2010                                                 805,313           29
              1,700M    Starwood Hotels and Resorts Worldwide, Inc.,
                          7.375%, 2007                                                             1,701,345           62
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,949,155          218
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--3.7%
              2,000M    Abbott Laboratories, 5.875%, 2016                                          2,072,636           76
                564M    Baxter International, Inc., 5.9%, 2016                                       583,085           21
              1,880M    Becton, Dickinson & Co., 7.15%, 2009                                       1,968,950           72
              2,500M    Fisher Scientific International, Inc., 6.75%, 2014                         2,570,630           94
              1,130M    Tenet Healthcare Corp., 6.375%, 2011                                       1,062,200           39
              1,830M    Wyeth, 6.95%, 2011                                                         1,947,299           72
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  10,204,800          374
-------------------------------------------------------------------------------------------------------------------------
                        Housing--.7%
              1,970M    D.R. Horton, Inc., 8%, 2009                                                2,043,973           75
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--2.5%
             $2,645M    International Business Machines Corp.,
                          7%, 2025                                                                $3,020,836         $111
              2,000M    Oracle Corp., 5.25%, 2016                                                  1,975,634           72
              1,750M    Xerox Corp., 6.875%, 2011                                                  1,850,485           68
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   6,846,955          251
-------------------------------------------------------------------------------------------------------------------------
                        Manufacturing--4.4%
              1,750M    Briggs & Stratton Corp., 8.875%, 2011                                      1,918,437           70
              2,000M    Caterpillar, Inc., 6.05%, 2036                                             2,048,522           75
              2,500M    Crane Co., 6.55%, 2036                                                     2,501,410           92
              1,112M    Hanson Australia Funding, Ltd., 5.25%, 2013                                1,092,229           40
                646M    Hanson PLC, 7.875%, 2010                                                     699,210           26
                875M    Ingersoll-Rand Co., 9%, 2021                                               1,132,699           41
                        United Technologies Corp.:
                900M      6.5%, 2009                                                                 928,226           34
              1,600M      7.125%, 2010                                                             1,706,093           63
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  12,026,826          441
-------------------------------------------------------------------------------------------------------------------------
                        Media-Broadcasting--2.0%
                        Comcast Cable Communications, Inc.:
                705M      8.375%, 2007                                                               706,606           26
              2,000M      7.125%, 2013                                                             2,170,142           80
              2,000M    Cox Communications, Inc., 4.625%, 2013                                     1,915,992           70
                700M    PanAmSat Corp., 6.375%, 2008                                                 704,375           26
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,497,115          202
-------------------------------------------------------------------------------------------------------------------------
                        Media-Diversified--3.3%
              1,575M    AOL Time Warner, Inc., 6.875%, 2012                                        1,680,145           62
              1,800M    News America, Inc., 5.3%, 2014                                             1,788,102           65
              1,000M    Time Warner, Inc., 9.125%, 2013                                            1,173,234           43
                        Viacom, Inc.:
              1,200M      5.75%, 2011                                                              1,217,563           45
                500M      8.625%, 2012                                                               562,413           21
                360M      8.875%, 2014                                                               414,586           15
              2,000M    Walt Disney Co., 5.7%, 2011                                                2,048,152           75
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,884,195          326
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Metals/Mining--1.1%
             $1,300M    Alcoa, Inc., 6%, 2012                                                     $1,338,139          $49
              1,750M    Vale Overseas, Ltd., 6.25%, 2017                                           1,791,927           66
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   3,130,066          115
-------------------------------------------------------------------------------------------------------------------------
                        Real Estate Investment Trusts--2.8%
              1,654M    Archstone-Smith Trust, 7.9%, 2016                                          1,873,696           69
                        AvalonBay Communities, Inc.:
              1,900M      7.5%, 2010                                                               2,044,814           75
                200M      6.625%, 2011                                                               211,223            8
              1,350M    Duke Weeks Realty Corp., 7.75%, 2009                                       1,433,326           52
              1,900M    Mack-Cali Realty LP, 7.75%, 2011                                           2,055,540           75
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,618,599          279
-------------------------------------------------------------------------------------------------------------------------
                        Retail--General Merchandise--.4%
                900M    Lowe's Cos., Inc., 8.25%, 2010                                               983,910           36
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunications--3.7%
              2,000M    Deutsche Telekom AG, 8%, 2010                                              2,169,566           80
              1,359M    GTE Corp., 6.84%, 2018                                                     1,473,526           54
              2,000M    SBC Communications, Inc., 6.25%, 2011                                      2,078,042           76
              1,725M    Sprint Capital Corp., 6.375%, 2009                                         1,762,833           65
                800M    Verizon New York, Inc., 6.875%, 2012                                         845,162           31
              1,750M    Vodafone AirTouch PLC, 7.75%, 2010                                         1,869,126           68
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  10,198,255          374
-------------------------------------------------------------------------------------------------------------------------
                        Transportation--2.9%
              2,000M    Burlington Northern Santa Fe Corp., 4.3%, 2013                             1,884,552           69
              2,000M    Canadian National Railway Co., 6.25%, 2034                                 2,070,394           76
                565M    FedEx Corp., 5.5%, 2009                                                      569,626           21
                800M    Norfolk Southern Corp., 7.7%, 2017                                           893,156           32
              1,958M    Union Pacific Corp., 7.375%, 2009                                          2,068,044           76
                300M    Union Pacific Railroad, 7.28%, 2011                                          323,655           12
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,809,427          286
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--6.4%
              1,350M    Carolina Power & Light, Inc., 5.15%, 2015                                  1,327,890           49
              1,800M    Consumers Energy Co., 6.875%, 2018                                         1,964,576           72
              1,450M    Dominion Resources, Inc., 5%, 2013                                         1,416,827           52
              2,650M    Entergy Gulf States, Inc., 5.25%, 2015                                     2,531,110           93
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Utilities (continued)
             $1,550M    Florida Power & Light Co., 5.85%, 2033                                    $1,571,413          $58
              1,325M    Jersey Central Power & Light Co., 5.625%, 2016                             1,334,292           49
                        NiSource Finance Corp.:
                900M      7.875%, 2010                                                               976,220           36
                600M      5.4%, 2014                                                                 587,051           21
              1,400M    OGE Energy Corp., 5%, 2014                                                 1,338,809           49
              1,350M    PP&L Capital Funding, Inc., 8.375%, 2007                                   1,357,367           50
                775M    PSI Energy, Inc., 8.85%, 2022                                                994,178           36
              1,510M    Public Service Electric & Gas Co., 6.75%, 2016                             1,653,150           61
                400M    South Carolina Electric & Gas Co., 6.7%, 2011                                421,750           15
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  17,474,633          641
-------------------------------------------------------------------------------------------------------------------------
                        Waste Management--.9%
                500M    Allied Waste NA, Inc., 5.75%, 2011                                           490,000           18
              2,000M    Waste Management, Inc., 6.875%, 2009                                       2,063,478           76
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,553,478           94
-------------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $197,809,188)                                               199,060,688        7,303
-------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT OBLIGATIONS--8.0%
              1,126M    FDA Queens LP, 6.99%, 2017 +                                               1,220,429           45
                        U.S. Treasury Notes:
              7,000M      4.875%, 2009                                                             7,029,806          258
              3,950M      4.625%, 2011                                                             3,964,350          145
              3,500M      4.625%, 2016                                                             3,490,841          128
                860M      4.875%, 2016                                                               873,908           32
              5,100M      5.125%, 2016                                                             5,274,716          194
-------------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $21,652,514)                                     21,854,050          802
-------------------------------------------------------------------------------------------------------------------------
                        MORTGAGE-BACKED CERTIFICATES--6.7%
                        Fannie Mae--5.0%
              5,479M    5%, 12/1/2036                                                              5,294,667          194
              3,387M    5%, 1/1/2037                                                               3,273,112          120
              5,197M    5.5%, 1/1/2037                                                             5,144,089          189
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  13,711,868          503
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Freddie Mac--1.7%
             $3,478M    5.5%, 6/1/2036                                                            $3,444,676         $127
              1,084M    5.5%, 9/1/2036                                                             1,072,832           39
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   4,517,508          166
-------------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Baked Certificates (cost $18,189,744)                                     18,229,376          669
-------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT AGENCY
                        OBLIGATIONS--6.0%
                        Fannie Mae:
              4,300M      5.5%, 2008                                                               4,300,980          158
              2,625M      5.25%, 2010                                                              2,622,512           96
              2,600M      6%, 2016                                                                 2,606,253           96
                        Federal Home Loan Bank:
              3,000M      5.125%, 2013                                                             3,040,383          111
              2,625M      5.815%, 2013                                                             2,638,233           97
              1,000M      7.23%, 2015                                                              1,070,964           39
-------------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $16,267,523)                                                                                16,279,325          597
-------------------------------------------------------------------------------------------------------------------------
                        PASS THROUGH CERTIFICATES--1.2%
                        Transportation
                550M    American Airlines, Inc., 7.377%, 2019                                        544,259           20
              1,254M    Continental Airlines, Inc., 8.388%, 2020                                   1,317,299           48
              1,296M    FedEx Corp., 7.5%, 2018                                                    1,445,032           53
-------------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $3,267,654)                                         3,306,590          121
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--1.9%
              2,300M    ChevronTexaco Funding Corp., 5.21%, 4/4/07                                 2,298,666           84
                600M    General Electric Capital Corp., 5.23%, 4/25/07                               597,818           22
              2,400M    Prudential Funding Corp., 5.24%, 4/25/07                                   2,391,248           88
-------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,287,732)                                        5,287,732          194
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2006
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM U.S. GOVERNMENT
                        AGENCY OBLIGATIONS--1.5%
             $4,000M    Federal Home Loan Bank, 5.13%, 4/30/07
                          (cost $3,982,888)                                                       $3,982,888         $146
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $266,457,243)                                       98.3%       268,000,649        9,832
Other Assets, Less Liabilities                                                        1.7          4,589,506          168
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%      $272,590,155      $10,000
=========================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

See notes to financial statements


Fund Expenses
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with these costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

------------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account     Expenses Paid
                                                    Value          Value      During Period
                                                  (10/1/06)      (3/31/07)   (10/1/06-3/31/07)*
------------------------------------------------------------------------------------------------
Expense Example - Class A Shares
Actual                                            $1,000.00      $1,065.55       $6.59
Hypothetical
  (5% annual return before expenses)              $1,000.00      $1,018.55       $6.44
------------------------------------------------------------------------------------------------
Expense Example - Class B Shares
Actual                                            $1,000.00      $1,065.41      $10.20
Hypothetical
  (5% annual return before expenses)              $1,000.00      $1,015.06       $9.95
------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.28% for Class A shares and 1.98% for Class B shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).



Portfolio Composition
TOP SECTORS

(BAR CHART DATA:)

Consumer Staples                                     23.4%
Consumer Discretionary                               22.2%
Energy                                               14.5%
Materials                                            11.5%
Industrials                                           7.7%
Health Care                                           6.5%
Financials                                            2.9%
Telecommunication Services                            2.3%
Information Technology                                2.2%

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2007, and are based on the total value of investments.

Portfolio of Investments
FUND FOR INCOME
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        CORPORATE BONDS--88.8%
                        Aerospace/Defense--3.4%
               $150M    Alion Science & Technology Corp.,
                          10.25%, 2015 +                                                            $155,250           $3
              4,775M    Alliant Techsystems, Inc., 6.75%, 2016                                     4,798,875           79
                        DRS Technologies, Inc.:
              5,250M      6.875%, 2013                                                             5,328,750           88
              1,000M      6.625%, 2016                                                             1,015,000           17
              5,508M    DynCorp International, LLC, 9.5%, 2013                                     5,893,560           97
              1,747M    GenCorp, Inc., 9.5%, 2013                                                  1,869,290           31
              1,600M    L-3 Communications Corp., 7.625%, 2012                                     1,656,000           27
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  20,716,725          342
-------------------------------------------------------------------------------------------------------------------------
                        Automotive--4.4%
              2,700M    Accuride Corp., 8.5%, 2015                                                 2,733,750           45
                250M    American Axle & Manufacturing, Inc.,
                          7.875%, 2017                                                               250,625            4
                        Asbury Automotive Group, Inc.:
              5,400M      8%, 2014                                                                 5,548,500           91
              2,000M      7.625%, 2017 +                                                           2,015,000           33
              4,375M    Avis Budget Car Rental, LLC, 7.75%, 2016 +                                 4,473,437           74
              4,208M    Cambridge Industries Liquidating Trust, 2007 ++**                              2,630           --
              5,450M    Dana Corp., 9%, 2011 ++                                                    4,169,250           69
              4,000M    Delco Remy International, Inc., 11%, 2009                                    980,000           16
                500M    Tenneco Automotive, Inc., 8.625%, 2014                                       523,750            9
              2,275M    United Auto Group, Inc., 7.75%, 2016 +                                     2,309,125           38
              3,600M    United Components, Inc., 9.375%, 2013                                      3,744,000           62
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  26,750,067          441
-------------------------------------------------------------------------------------------------------------------------
                        Chemicals--8.1%
              2,016M    BCP Crystal US Holdings Corp., 9.625%, 2014                                2,300,095           38
              3,500M    Equistar Chemicals LP, 10.625%, 2011                                       3,710,000           61
              1,850M    Huntsman International, LLC, 7.375%, 2015 +                                1,887,000           31
                        Huntsman, LLC:
              1,636M      11.625%, 2010                                                            1,781,195           29
              2,765M      11.5%, 2012                                                              3,103,712           51
              8,000M    Lyondell Chemical Co., 10.875%, 2009                                       8,080,000          133
                500M    MacDermid, Inc., 9.5%, 2017 +                                                515,000            9
              4,375M    Millennium America, Inc., 9.25%, 2008                                      4,560,937           75
              3,500M    Nell AF S.a.r.l., 8.375%, 2015 +                                           3,666,250           61
              4,800M    Newmarket Corp., 7.125%, 2016 +                                            4,800,000           79
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Chemicals (continued)
             $4,900M    Omnova Solutions, Inc., 11.25%, 2010                                      $5,230,750          $86
              1,000M    PQ Corp., 7.5%, 2013                                                       1,015,000           17
              4,500M    Terra Capital, Inc., 7%, 2017 +                                            4,500,000           74
              3,900M    Tronox Worldwide, LLC, 9.5%, 2012                                          4,153,500           69
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  49,303,439          813
-------------------------------------------------------------------------------------------------------------------------
                        Consumer Non-Durables--3.1%
              1,700M    Broder Brothers Co., 11.25%, 2010                                          1,742,500           29
              4,000M    GFSI, Inc., 11.5%, 2011 + ***                                              3,980,000           66
                        Levi Strauss & Co.:
              4,600M      10.11%, 2012 ***                                                         4,692,000           77
              4,000M      9.75%, 2015                                                              4,410,000           73
              2,700M    Playtex Products, Inc., 9.375%, 2011                                       2,804,625           46
              1,150M    Remington Arms Co., 10.5%, 2011                                            1,115,500           18
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  18,744,625          309
-------------------------------------------------------------------------------------------------------------------------
                        Energy--14.7%
              5,275M    Basic Energy Services, Inc., 7.125%, 2016                                  5,169,500           85
              7,000M    Bluewater Finance, Ltd., 10.25%, 2012                                      7,332,500          121
                900M    Calfrac Holdings, 7.75%, 2015 +                                              877,500           15
                        Chesapeake Energy Corp.:
              1,800M      7.5%, 2014                                                               1,894,500           31
              8,850M      6.625%, 2016                                                             8,960,625          148
              4,350M    Compagnie Generale de Geophysique,
                          7.5%, 2015                                                               4,502,250           74
              4,375M    Complete Production Services, Inc., 8%, 2016 +                             4,506,250           74
              4,250M    Delta Petroleum Corp., 7%, 2015                                            3,846,250           63
             13,750M    El Paso Production Holding Co., 7.75%, 2013                               14,437,500          238
              1,800M    Energy Partners, Ltd., 8.75%, 2010                                         1,899,000           31
                        Giant Industries, Inc.:
              5,493M      11%, 2012                                                                5,850,045           96
              4,150M      8%, 2014                                                                 4,502,750           74
              1,350M    Hilcorp Energy I, LP, 9%, 2016 +                                           1,437,750           24
                250M    Hornbeck Offshore Services, Inc.,
                          6.125%, 2014                                                               237,812            4
                        Pacific Energy Partners LP:
              3,070M      7.125%, 2014                                                             3,209,528           53
              1,920M      6.25%, 2015                                                              1,923,030           32
              2,650M    POGO Producing Co., 6.875%, 2017                                           2,597,000           43
              3,600M    Stallion Oilfield Services, Ltd., 9.75%, 2015 +                            3,681,000           61
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Energy (continued)
             $2,600M    Stewart & Stevenson, LLC, 10%, 2014 +                                     $2,736,500          $45
                        Stone Energy Corp.:
              5,340M      8.11%, 2010 + ***                                                        5,366,700           89
                900M      6.75%, 2014                                                                846,000           14
              3,490M    Tesoro Corp., 6.25%, 2012                                                  3,555,438           59
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  89,369,428        1,474
-------------------------------------------------------------------------------------------------------------------------
                        Financial--.7%
              4,350M    General Motors Acceptance Corp., 6.75%, 2014                               4,282,745           71
-------------------------------------------------------------------------------------------------------------------------
                        Financial Services--1.2%
              7,068M    Targeted Return Index Securities Trust,
                          7.548%, 2016 +                                                           7,198,603          119
-------------------------------------------------------------------------------------------------------------------------
                        Food/Beverage/Tobacco--1.3%
              1,000M    Constellation Brands, Inc., 7.25%, 2016                                    1,017,500           17
                        Land O'Lakes, Inc.:
              1,800M      9%, 2010                                                                 1,917,000           32
                775M      8.75%, 2011                                                                810,844           13
              1,800M    Pierre Foods, Inc., 9.875%, 2012                                           1,872,000           31
              2,250M    Southern States Cooperative, Inc., 10.5%, 2010 +                           2,396,250           39
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   8,013,594          132
-------------------------------------------------------------------------------------------------------------------------
                        Food/Drug--1.1%
              6,250M    Ingles Markets, Inc., 8.875%, 2011                                         6,531,250          108
-------------------------------------------------------------------------------------------------------------------------
                        Forest Products/Containers--1.3%
              2,150M    Jefferson Smurfit Corp., 8.25%, 2012                                       2,160,750           36
              2,000M    Tekni-Plex, Inc., 8.75%, 2013 +                                            2,010,000           33
              3,275M    Verso Paper Holdings, LLC, 9.11%, 2014 + ***                               3,373,250           55
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   7,544,000          124
-------------------------------------------------------------------------------------------------------------------------
                        Gaming/Leisure--6.7%
              4,250M    Circus & Eldorado/Silver Legacy,
                          10.125%, 2012                                                            4,473,125           74
              2,200M    Herbst Gaming, Inc., 8.125%, 2012                                          2,233,000           37
              4,500M    Isle of Capri Casinos, Inc., 7%, 2014                                      4,432,500           73
              5,220M    Mandalay Resort Group, 6.375%, 2011                                        5,272,200           87
              6,960M    MGM Mirage, Inc., 6.625%, 2015                                             6,716,400          111
              5,000M    Park Place Entertainment Corp., 7%, 2013                                   5,319,105           88
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Gaming/Leisure (continued)
             $9,745M    Speedway Motorsports, Inc., 6.75%, 2013                                   $9,720,637         $160
                500M    Station Casinos, Inc., 6.875%, 2016                                          460,625            7
              1,800M    Wimar Opco, LLC, (Tropicana Entertainment),
                          9.625%, 2014 +                                                           1,815,750           30
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  40,443,342          667
-------------------------------------------------------------------------------------------------------------------------
                        Health Care--6.4%
                900M    Advanced Medical Optics, Inc., 7.5%, 2017 +                                  911,250           15
              3,150M    Alliance Imaging, Inc., 7.25%, 2012                                        3,102,750           51
              4,350M    DaVita, Inc., 7.25%, 2015                                                  4,420,687           73
              3,480M    Fisher Scientific International, Inc., 6.125%, 2015                        3,492,921           58
              4,400M    Genesis Health Ventures, Inc., 9.75%, 2008 ++**                                2,750           --
                        HCA, Inc.:
              4,400M      6.95%, 2012                                                              4,257,000           70
              1,730M      6.75%, 2013                                                              1,600,250           26
              1,800M    MedQuest, Inc., 11.875%, 2012                                              1,647,000           27
              4,000M    Omnicare, Inc., 6.875%, 2015                                               4,055,000           67
                900M    Res-Care, Inc., 7.75%, 2013                                                  922,500           15
                        Tenet Healthcare Corp.:
              5,200M      6.375%, 2011                                                             4,888,000           81
              2,250M      9.25%, 2015                                                              2,238,750           37
              6,820M    Triad Hospitals, Inc., 7%, 2013                                            7,152,475          118
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  38,691,333          638
-------------------------------------------------------------------------------------------------------------------------
                        Housing--4.0%
              4,360M    Beazer Homes USA, Inc., 6.875%, 2015                                       3,913,100           64
              6,100M    Builders FirstSource, Inc., 9.61%, 2012 ***                                6,222,000          103
                900M    NTK Holdings, Inc., 0%--10.75%, 2014 #                                       657,000           11
              7,700M    Ply Gem Industries, Inc., 9%, 2012                                         6,718,250          111
                        William Lyon Homes, Inc.:
              4,500M      7.625%, 2012                                                             4,027,500           66
              2,700M      10.75%, 2013                                                             2,619,000           43
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  24,156,850          398
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology--2.1%
                900M    Belden CDT, Inc., 7%, 2017 +                                                 922,520           15
              3,000M    Exodus Communications, Inc.,
                          10.75%, 2009 ++ **                                                           1,875           --
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Information Technology (continued)
                        Freescale Semiconductor, Inc.:
             $5,250M      9.125%, 2014 +                                                          $5,236,875          $86
                875M      10.125%, 2016 +                                                            881,562           15
                        Iron Mountain, Inc.:
              1,000M      8.625%, 2013                                                             1,034,000           17
              1,000M      6.625%, 2016                                                               970,000           16
              1,000M    NXP BV/NXP Funding, LLC, 7.875%, 2014 +                                    1,037,500           17
              1,300M    Sanmina - SCI Corp., 8.125%, 2016                                          1,228,500           20
                        Xerox Corp.:
                500M      6.4%, 2016                                                                 516,763            9
              1,000M      6.75%, 2017                                                              1,051,418           17
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  12,881,013          212
-------------------------------------------------------------------------------------------------------------------------
                        Investment/Finance Companies--1.0%
              5,500M    LaBranche & Co., Inc., 11%, 2012                                           6,022,500           99
-------------------------------------------------------------------------------------------------------------------------
                        Manufacturing--.9%
              1,740M    Case New Holland, Inc., 7.125%, 2014                                       1,818,300           30
                334M    Columbus McKinnon Corp., 10%, 2010                                           357,380            6
                        ESCO Corp.:
                250M      8.625%, 2013 +                                                             266,250            5
                250M      9.23%, 2013 + ***                                                          261,250            4
              2,500M    Itron, Inc., 7.75%, 2012                                                   2,550,000           42
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,253,180           87
-------------------------------------------------------------------------------------------------------------------------
                        Media-Broadcasting--3.5%
              5,250M    Block Communications, Inc., 8.25%, 2015 +                                  5,355,000           88
              5,000M    Nexstar Finance Holding, LLC,
                          0%-11.375%, 2013 #                                                       4,862,500           80
                450M    Nexstar Finance, Inc., 7%, 2014                                              434,250            7
              3,000M    Sinclair Broadcasting Group, Inc., 8%, 2012                                3,120,000           51
                        Young Broadcasting, Inc.:
              2,920M      10%, 2011                                                                2,890,800           48
              4,900M      8.75%, 2014                                                              4,593,750           76
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  21,256,300          350
-------------------------------------------------------------------------------------------------------------------------
                        Media-Cable TV--9.6%
              8,745M    Adelphia Communications Escrow Bond, 2011 ++                               3,060,750           51
              6,250M    Atlantic Broadband Finance, LLC, 9.375%, 2014                              6,421,875          106
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Media-Cable TV (continued)
             $6,900M    Cablevision Systems Corp., 8%, 2012                                       $7,038,000         $116
                        Charter Communications Holdings, LLC:
              8,500M      10%, 2009                                                                8,638,125          142
              2,000M      10.25%, 2010                                                             2,022,500           33
              8,250M      11.75%, 2011                                                             8,342,813          138
              2,000M      8%, 2012 +                                                               2,092,500           35
              4,625M    CSC Holdings, Inc., 8.125%, 2009                                           4,810,000           79
              8,690M    Echostar DBS Corp., 6.375%, 2011                                           8,766,037          145
                        Mediacom LLC/Mediacom Capital Corp.:
              4,000M      7.875%, 2011                                                             4,020,000           66
              2,000M      9.5%, 2013                                                               2,067,500           34
              1,000M    Quebecor Media, Inc., 7.75%, 2016                                          1,032,500           17
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  58,312,600          962
-------------------------------------------------------------------------------------------------------------------------
                        Media-Diversified--4.0%
              5,200M    Cenveo, Inc., 7.875%, 2013                                                 5,122,000           84
              5,250M    Idearc, Inc., 8%, 2016 +                                                   5,427,187           90
                        MediaNews Group, Inc.:
              2,625M      6.875%, 2013                                                             2,401,875           40
              1,750M      6.375%, 2014                                                             1,544,375           25
              1,500M    R.H. Donnelley Financial Corp.,
                          10.875%, 2012 +                                                          1,627,500           27
                        Six Flags, Inc.:
              2,500M      8.875%, 2010                                                             2,531,250           42
              1,800M      9.625%, 2014                                                             1,701,000           28
              3,400M    Universal City Development Partners, Ltd.,
                          11.75%, 2010                                                             3,616,750           60
                250M    Universal City Florida Holding Co.,
                          10.11%, 2010***                                                            259,063            4
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  24,231,000          400
-------------------------------------------------------------------------------------------------------------------------
                        Metals/Mining--1.0%
                500M    Freeport-McMoRan Copper & Gold, Inc.,
                          8.375%, 2017                                                               541,875            9
              1,750M    Metals USA, Inc., 11.125%, 2015                                            1,951,250           32
              3,910M    Russell Metals, Inc., 6.375%, 2014                                         3,763,375           62
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   6,256,500          103
-------------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Retail-General Merchandise--4.1%
             $9,000M    Gregg Appliances, Inc., 9%, 2013                                          $9,495,000         $156
                        GSC Holdings Corp.:
              1,800M      9.235%, 2011***                                                          1,867,500           31
              1,700M      8%, 2012                                                                 1,810,500           30
              6,100M    Neiman Marcus Group, Inc., 10.375%, 2015                                   6,832,000          113
              4,750M    Yankee Acquisition Corp., 9.75%, 2017 +                                    4,833,125           80
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  24,838,125          410
-------------------------------------------------------------------------------------------------------------------------
                        Services--3.6%
                        Allied Waste NA, Inc.:
              1,800M      7.875%, 2013                                                             1,876,500           31
              6,000M      7.375%, 2014                                                             6,120,000          101
              5,250M      6.875%, 2017                                                             5,289,375           87
              1,680M    Hydrochem Industrial Services, Inc.,
                          9.25%, 2013 +                                                            1,730,400           28
                        United Rentals, Inc.:
              2,700M      6.5%, 2012                                                               2,706,750           45
              4,350M      7%, 2014                                                                 4,360,875           72
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  22,083,900          364
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunications--.0%
              6,050M    E. Spire Communications, Inc., 13%,
                          2010 ++**                                                                      605           --
              2,400M    ICG Services, Inc., 10%, 2008 ++**                                             1,500           --
-------------------------------------------------------------------------------------------------------------------------
                                                                                                       2,105           --
-------------------------------------------------------------------------------------------------------------------------
                        Transportation--.4%
              1,750M    Overseas Shipholding Group, Inc., 8.25%, 2013                              1,841,875           30
                500M    Titan Petrochemicals Group, Ltd., 8.5%, 2012 +                               467,500            8
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   2,309,375           38
-------------------------------------------------------------------------------------------------------------------------
                        Utilities--.0%
                250M    Reliant Energy, Inc., 6.75%, 2014                                            265,312            4
-------------------------------------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
                                                                                                                 For Each
          Principal                                                                                            $10,000 of
             Amount
          or Shares     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        Wireless Communications--2.2%
             $8,000M    Nextel Communications, Inc., 5.95%, 2014                                  $7,881,512         $130
              5,200M    Rogers Wireless, Inc., 6.375%, 2014                                        5,356,000           88
-------------------------------------------------------------------------------------------------------------------------
                                                                                                  13,237,512          218
-------------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $544,986,100)                                               538,695,423        8,883
-------------------------------------------------------------------------------------------------------------------------
                        COMMON STOCKS--2.9%
                        Automotive--.0%
             37,387   * Safelite Glass Corporation - Class "B" +**                                    28,040           --
              2,523   * Safelite Realty Corporation **                                                21,143           --
-------------------------------------------------------------------------------------------------------------------------
                                                                                                      49,183           --
-------------------------------------------------------------------------------------------------------------------------
                        Chemicals--.9%
             14,634   * Texas Petrochemicals Corporation **                                          315,546            5
            180,613   * Texas Petrochemicals Corporation **                                        5,192,624           86
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,508,170           91
-------------------------------------------------------------------------------------------------------------------------
                        Food/Drug--.4%
             55,850     Ingles Markets, Inc.                                                       2,280,914           38
-------------------------------------------------------------------------------------------------------------------------
                        Media-Broadcasting--.6%
            105,000     Clear Channel Communications, Inc.                                         3,679,200           61
-------------------------------------------------------------------------------------------------------------------------
                        Media-Cable TV--.9%
          8,731,521   * Adelphia Contingent Value Vehicle                                            611,206           10
            132,265   * Time Warner Cable, Inc. - Class "A"                                        4,955,970           82
-------------------------------------------------------------------------------------------------------------------------
                                                                                                   5,567,176           92
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunications--.1%
             16,049     Deutsche Telekom AG (ADR)                                                    265,290            4
              2,533   * Viatel Holding (Bermuda), Ltd. **                                                 13           --
             18,224   * World Access, Inc.                                                                15           --
-------------------------------------------------------------------------------------------------------------------------
                                                                                                     265,318            4
-------------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $15,064,705)                                                   17,349,961          286
-------------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2007
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Amount
                                                                                                                 Invested
        Warrants or                                                                                              For Each
          Principal                                                                                            $10,000 of
             Amount     Security                                                                       Value   Net Assets
-------------------------------------------------------------------------------------------------------------------------
                        WARRANTS--.0%
                        Aerospace/Defense
              3,000   * DeCrane Aircraft Holdings, Inc.
                        (expiring 9/30/08) + **                                                          $30          $--
-------------------------------------------------------------------------------------------------------------------------
                        Telecommunication Services--.0%
              3,500   * GT Group Telecom, Inc. (expiring 2/10/10) +**                                     --           --
-------------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $319,221)                                                                   30           --
-------------------------------------------------------------------------------------------------------------------------
                        SHORT-TERM CORPORATE NOTES--6.7%
             $2,800M    ChevronTexaco Funding Corp., 5.21%, 4/4/07                                 2,798,377           46
                        General Electric Capital Corp.:
             15,200M      5.23%, 4/4/07                                                           15,191,154          251
              3,500M      5.23%, 4/26/07                                                           3,486,745           57
             19,000M    Toyota Motor Credit Corp., 5.23%, 4/17/07                                 18,953,055          313
-------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $40,429,331)                                      40,429,331          667
-------------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $600,799,357)                                           98.4%   596,474,745        9,836
Other Assets, Less Liabilities                                                            1.6      9,937,256          164
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                              100.0%  $606,412,001      $10,000
=========================================================================================================================

  + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

 ++ In default as to principal and /or interest payment

  * Non-income producing

 ** Securities valued at fair value (see Note 1A)

*** Interest rates on adjustable rate bonds are determined and reset quarterly by the indentures.

    The interest rates shown are the rates in effect on March 31, 2007.

  # Denotes a step bond (a zero coupon bond that converts to a fixed interest rate at a designated date).

See notes to financial statements


This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2007
------------------------------------------------------------------------------------------------------------------------------
                                                                 CASH                            INVESTMENT
                                                           MANAGEMENT         GOVERNMENT              GRADE             INCOME
------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                     $205,115,011       $202,894,079       $266,457,243       $600,799,357
                                                         ============       ============       ============       ============
  At value (Note 1A)                                     $205,115,011       $200,883,864       $268,000,649       $596,474,745
Cash                                                        1,724,236            343,953            638,817            358,200
Receivables:
  Interest and dividends                                      657,957            919,063          3,794,928         12,292,334
  Shares sold                                                      --            494,224            875,024            712,993
  Investment securities sold                                       --          2,387,186                 --            101,750
Other assets                                                   51,974             53,508             33,195            307,753
                                                         ------------      -------------       ------------       ------------
Total Assets                                              207,549,178        205,081,798        273,342,613        610,247,775
                                                         ------------      -------------       ------------       ------------
Liabilities
Payables:
  Investment securities purchased                                  --            518,299                 --          1,500,000
  Dividends payable                                            11,728             42,355            106,098            645,224
  Shares redeemed                                             356,158            254,094            476,133          1,191,497
Accrued advisory fees                                          36,173             86,278            109,787            361,776
Accrued shareholder servicing costs                            73,417             42,690             54,090            117,417
Accrued expenses                                               33,197             31,186              6,350             19,860
                                                         ------------      -------------       ------------       ------------
Total Liabilities                                             510,673            974,902            752,458          3,835,774
                                                         ------------      -------------       ------------       ------------
Net Assets                                               $207,038,505       $204,106,896       $272,590,155       $606,412,001
                                                         ============       ============       ============       ============
Net Assets Consist of:
Capital paid in                                          $207,038,505       $215,965,454       $282,440,899       $768,966,279
Undistributed net investment income (deficit)                      --           (268,247)        (3,580,298)         1,883,629
Accumulated net realized loss on investments                       --         (9,580,096)        (7,813,852)      (160,113,295)
Net unrealized appreciation (depreciation) in
  value of investments                                             --         (2,010,215)         1,543,406         (4,324,612)
                                                         ------------      -------------       ------------       ------------
Total                                                    $207,038,505       $204,106,896       $272,590,155       $606,412,001
                                                         ============       ============       ============       ============
Net Assets:
  Class A                                                $204,521,921       $191,541,107       $249,861,057       $577,390,732
  Class B                                                  $2,516,584        $12,565,789        $22,729,098        $29,021,269
Shares outstanding (Note 6):
  Class A                                                 204,521,921         17,870,679         26,240,074        186,206,663
  Class B                                                   2,516,584          1,172,634          2,389,672          9,371,475
Net asset value and redemption price per
  share -- Class A                                              $1.00*            $10.72              $9.52              $3.10
                                                         ============       ============       ============       ============
Maximum offering price per share -- Class A
  (Net asset value/.9425)**                                       N/A             $11.37             $10.10              $3.29
                                                         ============       ============       ============       ============
Net asset value and offering price per
  share -- Class B (Note 6)                                     $1.00             $10.72              $9.51              $3.10
                                                         ============       ============       ============       ============

 * Also maximum offering price per share.

** On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2007
------------------------------------------------------------------------------------------------------------------------------
                                                                 CASH                            INVESTMENT
                                                           MANAGEMENT         GOVERNMENT              GRADE             INCOME
------------------------------------------------------------------------------------------------------------------------------
Investment Income
Income (Note 1F):
  Interest                                                 $5,541,128         $5,417,422         $7,436,720        $24,960,014
  Dividends                                                        --                 --                 --             67,021
                                                         ------------      -------------       ------------       ------------
Total income                                                5,541,128          5,417,422          7,436,720         25,027,035
                                                         ------------      -------------       ------------       ------------
Expenses (Notes 1 and 3):
  Advisory fees                                               523,778            663,822            867,342          2,170,208
  Distribution plan expenses - Class A                             --            259,173            330,230            850,136
  Distribution plan expenses - Class B                          9,260             63,802            115,209            148,847
  Shareholder servicing costs                                 321,154            192,461            263,084            572,688
  Registration fees                                            49,600             24,042             33,023             26,693
  Reports to shareholders                                      24,199             15,025             13,246             34,734
  Professional fees                                             6,808             12,886             17,573             26,979
  Custodian fees                                                8,969             17,949             10,512             17,143
  Trustees' fees                                                5,256              5,124              5,939             13,591
  Other expenses                                               20,367             30,077             27,897             63,430
                                                         ------------      -------------       ------------       ------------
Total expenses                                                969,391          1,284,361          1,684,055          3,924,449
Less: Expenses waived                                        (113,885)          (121,967)          (143,848)                --
      Expenses paid indirectly                                 (8,213)            (9,699)           (11,041)           (17,695)
                                                         ------------      -------------       ------------       ------------
Net expenses                                                  847,293          1,152,695          1,529,166          3,906,754
                                                         ------------      -------------       ------------       ------------
Net investment income                                       4,693,835          4,264,727          5,907,554         21,120,281
                                                         ------------      -------------       ------------       ------------
Realized and Unrealized Gain (Loss) on
  Investments (Note 2):
Net realized gain (loss) on investments                            --            (72,987)           814,518         (5,531,862)
Net unrealized appreciation (depreciation)
  of investments                                                   --            662,634           (313,634)        23,514,051
                                                         ------------      -------------       ------------       ------------
Net gain on investments                                            --            589,647            500,884         17,982,189
                                                         ------------      -------------       ------------       ------------
Net Increase in Net Assets Resulting
  from Operations                                          $4,693,835         $4,854,374         $6,408,438        $39,102,470
                                                         ============       ============       ============       ============

See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------
                                                                CASH MANAGEMENT                          GOVERNMENT
                                                        -------------------------------       -------------------------------
                                                          10/1/06 to         10/1/05 to         10/1/06 to         10/1/05 to
                                                             3/31/07            9/30/06            3/31/07            9/30/06
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                   $4,693,835         $6,863,484         $4,264,727         $7,985,081
  Net realized gain (loss) on investments                         --                 --            (72,987)        (1,053,822)
  Net unrealized appreciation (depreciation)
    of investments                                                --                 --            662,634         (1,213,735)
                                                        ------------       ------------       ------------       ------------
    Net increase in net assets resulting from
      operations                                           4,693,835          6,863,484          4,854,374          5,717,524
                                                        ------------       ------------       ------------       ------------
Dividends to Shareholders
Net investment income - Class A                           (4,648,190)        (6,783,444)        (4,421,452)        (8,240,446)
Net investment income - Class B                              (45,645)           (80,040)          (252,256)          (537,292)
                                                        ------------       ------------       ------------       ------------
    Total dividends                                       (4,693,835)        (6,863,484)        (4,673,708)        (8,777,738)
                                                        ------------       ------------       ------------       ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                            127,025,098        257,607,283         15,869,251         30,565,693
    Reinvestment of dividends                              4,585,371          6,697,930          3,864,513          7,208,291
    Cost of shares redeemed                             (127,469,434)      (226,043,737)       (14,781,750)       (30,230,638)
                                                        ------------       ------------       ------------       ------------
                                                           4,141,035         38,261,476          4,952,014          7,543,346
                                                        ------------       ------------       ------------       ------------
  Class B:
    Proceeds from shares sold                              1,720,178          3,043,930            846,172          2,185,110
    Reinvestment of dividends                                 41,077             75,499            233,492            499,852
    Cost of shares redeemed                               (1,754,530)        (3,792,293)        (1,804,740)        (4,647,314)
                                                        ------------       ------------       ------------       ------------
                                                               6,725           (672,864)          (725,076)        (1,962,352)
                                                        ------------       ------------       ------------       ------------
  Net increase (decrease) from share transactions          4,147,760         37,588,612          4,226,938          5,580,994
                                                        ------------       ------------       ------------       ------------
  Net increase (decrease) in net assets                    4,147,760         37,588,612          4,407,604          2,520,780

Net Assets
  Beginning of period                                    202,890,745        165,302,133        199,699,292        197,178,512
                                                        ------------       ------------       ------------       ------------
  End of period+                                        $207,038,505       $202,890,745       $204,106,896       $199,699,292
                                                        ============       ============       ============       ============
+Includes undistributed net investment income
 (deficit) of                                                    $--                $--          ($268,247)          $140,734
                                                        ============       ============       ============       ============
* Shares Issued and Redeemed
  Class A:
    Sold                                                 127,025,098        257,607,283          1,479,403          2,853,699
    Issued for dividends reinvested                        4,585,371          6,697,930            360,222            673,757
    Redeemed                                            (127,469,434)      (226,043,737)        (1,378,230)        (2,823,408)
                                                        ------------       ------------       ------------       ------------
    Net increase (decrease) in Class A
      shares outstanding                                   4,141,035         38,261,476            461,395            704,048
                                                        ============       ============       ============       ============
  Class B:
    Sold                                                   1,720,178          3,043,930             78,873            204,003
    Issued for dividends reinvested                           41,077             75,499             21,774             46,721
    Redeemed                                              (1,754,530)        (3,792,293)          (168,271)          (434,613)
                                                        ------------       ------------       ------------       ------------
    Net increase (decrease) in Class B
      shares outstanding                                       6,725           (672,864)           (67,624)          (183,889)
                                                        ============       ============       ============       ============



Statements of Changes in Net Assets (continued)
FIRST INVESTORS INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------
                                                                INVESTMENT GRADE                        INCOME
                                                        -------------------------------       -------------------------------
                                                          10/1/06 to         10/1/05 to         10/1/06 to         10/1/05 to
                                                             3/31/07            9/30/06            3/31/07            9/30/06
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                   $5,907,554        $10,201,659        $21,120,281        $42,573,235
  Net realized gain (loss) on investments                    814,518         (1,697,495)        (5,531,862)       (24,922,862)
  Net unrealized appreciation (depreciation)
    of investments                                          (313,634)        (2,079,190)        23,514,051         12,744,718
                                                        ------------       ------------       ------------       ------------
    Net increase in net assets resulting from
      operations                                           6,408,438          6,424,974         39,102,470         30,395,091
                                                        ------------       ------------       ------------       ------------
Dividends to Shareholders
  Net investment income - Class A                         (5,829,975)       (10,975,640)       (19,545,069)       (40,228,929)
  Net investment income - Class B                           (476,142)        (1,132,856)          (922,717)        (2,178,739)
                                                        ------------       ------------       ------------       ------------
    Total dividends                                       (6,306,117)       (12,108,496)       (20,467,786)       (42,407,668)
                                                        ------------       ------------       ------------       ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                             32,431,704         60,013,611         28,582,264         50,444,587
    Reinvestment of dividends                              5,021,248          9,351,362         15,092,335         30,767,790
    Cost of shares redeemed                              (18,870,731)       (36,660,785)       (38,505,426)       (86,314,638)
                                                        ------------       ------------       ------------       ------------
                                                          18,582,221         32,704,188          5,169,173         (5,102,261)
                                                        ------------       ------------       ------------       ------------
  Class B:
    Proceeds from shares sold                              1,454,535          3,201,697          1,332,360          3,015,926
    Reinvestment of dividends                                429,058          1,004,830            689,404          1,609,592
    Cost of shares redeemed                               (2,986,165)        (8,046,954)        (4,570,352)        (9,915,612)
                                                        ------------       ------------       ------------       ------------
                                                          (1,102,572)        (3,840,427)        (2,548,588)        (5,290,094)
                                                        ------------       ------------       ------------       ------------
  Net increase (decrease) from share transactions         17,479,649         28,863,761          2,620,585        (10,392,355)
                                                        ------------       ------------       ------------       ------------
  Net increase (decrease) in net assets                   17,581,970         23,180,239         21,255,269        (22,404,932)

Net Assets
  Beginning of period                                    255,008,185        231,827,946        585,156,732        607,561,664
                                                        ------------       ------------       ------------       ------------
  End of period+                                        $272,590,155       $255,008,185       $606,412,001       $585,156,732
                                                        ============       ============       ============       ============
+Includes undistributed net investment income
 (deficit) of                                            ($3,580,298)       ($3,181,735)        $1,883,629         $1,231,134
                                                        ============       ============       ============       ============
* Shares Issued and Redeemed
  Class A:
    Sold                                                   3,401,681          6,319,955          9,297,947         16,823,867
    Issued for dividends reinvested                          526,186            986,091          4,905,628         10,263,990
    Redeemed                                              (1,978,893)        (3,865,698)       (12,527,704)       (28,800,606)
                                                        ------------       ------------       ------------       ------------
    Net increase (decrease) in Class A
      shares outstanding                                   1,948,974          3,440,348          1,675,871         (1,712,749)
                                                        ============       ============       ============       ============
  Class B:
    Sold                                                     152,802            337,660            434,618          1,007,871
    Issued for dividends reinvested                           45,023            105,988            224,369            537,485
    Redeemed                                                (313,301)          (850,003)        (1,491,525)        (3,310,888)
                                                        ------------       ------------       ------------       ------------
    Net increase (decrease) in Class B
      shares outstanding                                    (115,476)          (406,355)          (832,538)       (1,765,532)
                                                        ============       ============       ============       ============

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
March 31, 2007


1. Significant Accounting Policies--First Investors Income Funds, a Delaware statutory trust ("the Trust"), is registered under the Investment Company Act of 1940 ("the 1940 Act") as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income (each a "Fund", collectively, "the Funds"), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income primarily seeks high current income and, secondarily, seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. At March 31, 2007, the Fund For Income held twelve securities that were fair valued by its Valuation Committee with an aggregate value of $5,566,756, representing .9% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2006, capital loss carryovers were as follows:

                                                           Year Capital Loss Carryovers Expire
           ---------------------------------------------------------------------------------------------------------------------
Fund               Total         2007         2008         2009         2010         2011         2012         2013         2014
----       -------------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Government    $7,678,925          $--   $1,017,364   $2,144,197          $--       $54,921  $2,120,906   $1,600,894     $740,643
Investment
  Grade        4,248,148           --           --    1,715,940       27,419       407,283   1,356,376           14      741,116
Income       130,545,431      842,581    1,832,458   13,810,649   18,563,112    52,099,335  25,740,298   10,200,012    7,456,986



C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

FIRST INVESTORS INCOME FUNDS
March 31, 2007


F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. Interest income on zero-coupon bonds and step bonds is accrued daily at the effective interest rate. For the six months ended March 31, 2007, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $43,532 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2007, the Funds expenses were reduced by $3,116 under these arrangements.

2. Security Transactions--For the six months ended March 31, 2007, purchases and sales (including pay-downs on Government Fund and Investment Grade Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government         $        --    $        --    $24,822,722    $19,546,556
Investment Grade    63,890,290     32,279,528     57,000,957     76,434,101
Income              79,320,090    100,582,589             --             --


At March 31, 2007, aggregate cost and net unrealized depreciation of securities for federal income tax purposes were as follows:

                                        Gross          Gross            Net
                     Aggregate     Unrealized     Unrealized     Unrealized
Fund                      Cost   Appreciation   Depreciation   Depreciation
----              ------------   ------------   ------------   ------------
Government        $202,894,079    $   672,177    $ 2,682,392    $(2,010,215)
Investment Grade   269,809,264      2,356,333      4,164,948     (1,808,615)
Income             602,886,636     20,746,058     27,157,949     (6,411,891)


3. Advisory Fee and Other Transactions With Affiliates--Certain Certain officers and trustees of the Trust are officers and directors of the Trust's investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' retirement accounts. Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2007, total trustees fees accrued by the Funds amounted to $29,910.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets. During the period October 1, 2006 to March 31, 2007, FIMCO has voluntarily waived $113,885 in advisory fees to limit the Fund's overall expense ratio to .80% on Class A shares and 1.55% on Class B shares.

Government Fund--.66% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2006 to December 31, 2006, FIMCO has voluntarily waived $41,163 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares. During the period January 1, 2007 through March 31, 2007, FIMCO has voluntarily waived $80,804 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Investment Grade Fund--.66% on the first $500 million of the Fund's average daily net assets, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $1.5 billion. During the period October 1, 2006 to December 31, 2006, FIMCO has voluntarily waived $42,058 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares. During the period January 1, 2007 through March 31, 2007, FIMCO has voluntarily waived $101,790 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.80% on Class B shares.

Fund For Income--.75% on the first $250 million of the Fund's average daily net assets, .72% on the next $250 million, .69% on the next $250 million, ..66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

For the six months ended March 31, 2007, total advisory fees accrued to FIMCO by the Funds were $4,225,150 of which $379,700 was waived as noted above.

For the six months ended March 31, 2007, FIC, as underwriter, received $2,597,710 in commissions from the sale of shares of the Funds after allowing $35,162 to other dealers. Shareholder servicing costs included $1,052,617 in transfer agent fees accrued to ADM and $189,284 in retirement accounts custodian fees accrued to FIFSB.

FIRST INVESTORS INCOME FUNDS
March 31, 2007


Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. During the period October 1, 2006 to December 31, 2006, the distribution fees paid by Government Fund and Investment Grade Fund were limited to .25% on Class A shares and 1% on Class B shares. Effective January 1, 2007, the distribution fees were .30% on Class A shares and 1% on Class B shares. For the six months ended March 31, 2007, the distribution fees paid by Cash Management Fund were .75% on Class B shares.

4. Restricted Securities--Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2007, Investment Grade Fund held six 144A securities with an aggregate value of $10,206,906 representing 3.7% of the Fund's net assets and Fund For Income held thirty-eight 144A securities with an aggregate value of $94,779,104 representing 15.6% of the Fund's net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. At March 31, 2007, Cash Management Fund held eleven Section 4(2) securities with an aggregate value of $52,927,551 representing 25.6% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk--The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital--The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund's Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trust. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

7. New Accounting Pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. FIMCO believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles for the application of this

FIRST INVESTORS INCOME FUNDS
March 31, 2007


Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

This page intentionally left blank.

Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30, except as otherwise indicated.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
             of Period      Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2002             $1.00       $.014              --         $.014          $.014             --          $.014          $1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00
2004              1.00        .005              --          .005           .005             --           .005           1.00
2005              1.00        .019              --          .019           .019             --           .019           1.00
2006              1.00        .038              --          .038           .038             --           .038           1.00
2007(a)           1.00        .022              --          .022           .022             --           .022           1.00

Class B
-------
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
2004              1.00          --              --            --             --             --             --           1.00
2005              1.00        .012              --          .012           .012             --           .012           1.00
2006              1.00        .031              --          .031           .031             --           .031           1.00
2007(a)           1.00        .019              --          .019           .019             --           .019           1.00

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2002            $11.41        $.59            $.09          $.68           $.59             --           $.59         $11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31
2004             11.31         .51            (.18)          .33            .51             --            .51          11.13
2005             11.13         .50            (.25)          .25            .50             --            .50          10.88
2006             10.88         .45            (.13)          .32            .49             --            .49          10.71
2007(a)          10.71         .25             .01           .26            .25             --            .25          10.72

Class B
-------
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
2004             11.30         .43            (.18)          .25            .43             --            .43          11.12
2005             11.12         .41            (.25)          .16            .41             --            .41          10.87
2006             10.87         .36            (.12)          .24            .40             --            .40          10.71
2007(a)          10.71         .21             .01           .22            .21             --            .21          10.72

---------------------------------------------------------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End of Period                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses   Income (Loss)          Rate
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2002                1.38%             $193         .80%          1.38%           .90%          1.28%            --
2003                 .62               179         .78            .62            .97            .43             --
2004                 .50               171         .70            .50           1.05            .15             --
2005                1.94               162         .70           1.90           1.04           1.56             --
2006                3.89               200         .78           3.85           1.01           3.62             --
2007(a)             2.26               205         .80+          4.49+           .92+          4.37+            --


Class B
-------
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                 .05                 6        1.34            .06           1.53           (.13)            --
2004                  --                 5        1.20             --           1.55           (.35)            --
2005                1.18                 3        1.45           1.15           1.79            .81             --
2006                3.11                 3        1.53           3.10           1.76           2.87             --
2007(a)             1.88                 3        1.55+          3.74+          1.67+          3.62+            --

------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2002                6.16%             $168        1.10%          5.21%          1.56%          4.75%            75%
2003                3.08               184        1.10           4.69           1.58           4.21             65
2004                3.01               179        1.10           4.59           1.56           4.13             60
2005                2.25               182        1.10           4.49           1.57           4.02             48
2006                3.02               186        1.10           4.14           1.35           3.89             43
2007(a)             2.46               192        1.10+          4.59+          1.23+          4.46+            10

Class B
-------
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
2004                2.25                17        1.85           3.84           2.31           3.38             60
2005                1.48                15        1.85           3.74           2.32           3.27             48
2006                2.32                13        1.85           3.39           2.10           3.14             43
2007(a)             2.08                13        1.83+          3.86+          1.96+          3.73+            10

------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS INCOME FUNDS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Period         Income     Investments    Operations         Income           Gain  Distributions         Period
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2002               $9.92           $.55            $.07          $.62           $.58             --           $.58          $9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28
2004               10.28            .47            (.11)          .36            .53             --            .53          10.11
2005               10.11            .45            (.28)          .17            .52             --            .52           9.76
2006                9.76            .44            (.19)          .25            .49             --            .49           9.52
2007(a)             9.52            .23              --           .23            .23             --            .23           9.52

Class B
-------
2002                9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
2004               10.28            .38            (.11)          .27            .45             --            .45          10.10
2005               10.10            .34            (.24)          .10            .45             --            .45           9.75
2006                9.75            .30            (.12)          .18            .42             --            .42           9.51
2007(a)             9.51            .17             .03           .20            .20             --            .20           9.51

---------------------------------------------------------------------------------------------------------------------------------
FUND FOR INCOME
---------------
Class A
-------
2002               $2.93           $.26           $(.29)        $(.03)          $.26             --           $.26          $2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05
2004                3.05            .23             .13           .36            .23             --            .23           3.18
2005                3.18            .23            (.11)          .12            .23             --            .23           3.07
2006                3.07            .22            (.06)          .16            .22             --            .22           3.01
2007(a)             3.01            .11             .09           .20            .11             --            .11           3.10

Class B
-------
2002                2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
2004                3.05            .21             .12           .33            .20             --            .20           3.18
2005                3.18            .21            (.13)          .08            .20             --            .20           3.06
2006                3.06            .20            (.06)          .14            .20             --            .20           3.00
2007(a)             3.00            .10             .09           .19            .09             --            .09           3.10

---------------------------------------------------------------------------------------------------------------------------------

 *  Calculated without sales charges.

**  Net of expenses waived or assumed (Note 3).

 +  Annualized

(a) For the period October 1, 2006 to March 31, 2007.

See notes to financial statements




------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total     End of Period                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses         Income           Rate
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2002                6.48%             $102        1.10%          5.63%          1.33%          5.40%            13%
2003                8.94               144        1.10           4.85           1.35           4.60              6
2004                3.57               170        1.10           4.49           1.32           4.27              9
2005                1.70               203        1.10           4.21           1.31           4.00             11
2006                2.69               231        1.10           4.35           1.27           4.18             74
2007(a)             2.45               250        1.10+          4.57+          1.21+          4.46+            43

Class B
-------
2002+               5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
2004                2.74                30        1.85           3.74           2.07           3.52              9
2005                 .97                28        1.85           3.46           2.06           3.25             11
2006                1.92                24        1.85           3.60           2.02           3.43             74
2007(a)             2.08                23        1.83+          3.84+          1.94+          3.73+            43

------------------------------------------------------------------------------------------------------------------
FUND FOR INCOME
---------------
Class A
-------
2002               (1.52)%            $397        1.35%          8.90%           N/A            N/A             20%
2003               25.78               509        1.34           8.38            N/A            N/A             31
2004               12.06               561        1.29           7.35            N/A            N/A             37
2005                3.79               571        1.30           7.33            N/A            N/A             39
2006                5.40               555        1.31           7.28            N/A            N/A             28
2007(a)             6.55               577        1.28+          7.10+           N/A            N/A             14

Class B
-------
2002+              (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
2004               11.22                40        1.99           6.65            N/A            N/A             37
2005                2.68                37        2.00           6.63            N/A            N/A             39
2006                4.64                31        2.01           6.58            N/A            N/A             28
2007(a)             6.54                29        1.98+          6.41+           N/A            N/A             14

------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of First Investors Income Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, (each a series of First Investors Income Funds) as of March 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income, as of March 31, 2007, and the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 15, 2007

This page intentionally left blank.

FIRST INVESTORS INCOME FUNDS

Trustees
-----------------------
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Kathryn S. Head

Arthur M. Scutro, Jr.

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
-----------------------
Kathryn S. Head
President

Larry R. Lavoie
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

Shareholder Information
-----------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I - 8th Floor
Edison, NJ 08837-3620

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
1601 K Street, N.W.
Washington, D.C. 20006

FIRST INVESTORS INCOME FUNDS

Shareholder Information
-----------------------
The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Trust's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

		 Not applicable

Item 3.  Audit Committee Financial Expert

		 Not applicable

Item 4.  Principal Accountant Fees and Services

		 Not applicable

Item 5.  Audit Committee of Listed Registrants

		 Not applicable

Item 6.  Schedule of Investments

		 Schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

		 Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable


(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  June 7, 2007


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Income Funds
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  June 7, 2007